Employee Benefits and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Other noninterest expense	$ 4,128	$ 4,129	$ 4,687
Regulatory charges and assessments expense, including FDIC assessment expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Other noninterest expense	$ 842	$ 834	$ 723